Stock-Based Compensation - Assumptions Used in Estimating Fair Value of Options Granted (Details) (USD $)	3 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free interest rate, minimum		1.20%	0.70%	0.70%
Risk-free interest rate, maximum		1.80%	2.20%	1.10%
Expected volatility, minimum		45.10%	46.40%	52.00%
Expected volatility, maximum		46.80%	49.40%	52.50%
Dividend yield	0.00%	0.00%	0.00%
Weighted-average grant date fair value per share (dollars per share)	$ 5.63	$ 3.15	$ 2.65
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected life (years)		3 years 9 months 18 days	4 years 9 months 18 days	4 years 9 months 18 days
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected life (years)		6 years 1 month 6 days	6 years 10 months 24 days	6 years 3 months 18 days